UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	3-31

Date of reporting period:	12-31-2013

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

December 31, 2013

Equity Income - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 72.5%

AEROSPACE AND DEFENSE — 0.5%
Rockwell Collins, Inc.	740,456	54,734,507

AIR FREIGHT AND LOGISTICS — 2.1%
United Parcel Service, Inc., Class B	2,098,895	220,551,887

AUTOMOBILES — 0.3%
Honda Motor Co., Ltd.	669,000	27,591,439

BEVERAGES — 2.3%
Dr Pepper Snapple Group, Inc.	961,271	46,833,123
PepsiCo, Inc.	2,399,065	198,978,451

		245,811,574

CAPITAL MARKETS — 3.0%
Goldman Sachs Group, Inc. (The)	199,481	35,360,002
Northern Trust Corp.	4,599,283	284,649,625

		320,009,627

CHEMICALS — 0.8%
Mosaic Co. (The)	283,300	13,391,591
Potash Corp. of Saskatchewan, Inc.	1,998,500	65,870,560

		79,262,151

COMMERCIAL BANKS — 6.2%
Comerica, Inc.	999,962	47,538,194
Commerce Bancshares, Inc.	2,519,427	113,147,467
KeyCorp	11,999,100	161,027,922
PNC Financial Services Group, Inc. (The)	3,799,459	294,762,029
SunTrust Banks, Inc.	999,777	36,801,791

		653,277,403

COMMERCIAL SERVICES AND SUPPLIES — 3.5%
ADT Corp. (The)	2,009,441	81,322,077
Republic Services, Inc.	3,244,541	107,718,761
Tyco International Ltd.	2,698,382	110,741,598
Waste Management, Inc.	1,599,638	71,775,757

		371,558,193

COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	5,598,600	125,688,570

DIVERSIFIED FINANCIAL SERVICES — 1.0%
JPMorgan Chase & Co.	1,787,767	104,548,614

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	4,099,346	144,133,005
CenturyLink, Inc.	4,599,455	146,492,642

		290,625,647

ELECTRICAL EQUIPMENT — 0.5%
ABB Ltd.	1,797,578	47,490,912

FOOD AND STAPLES RETAILING — 2.6%
Sysco Corp.	3,798,448	137,123,973

Wal-Mart Stores, Inc.	1,798,578	141,530,103

		278,654,076

FOOD PRODUCTS — 0.4%
Hillshire Brands Co.	1,395,400	46,662,176

GAS UTILITIES — 2.7%
AGL Resources, Inc.	1,998,938	94,409,842
Piedmont Natural Gas Co., Inc.	2,518,557	83,515,350
WGL Holdings, Inc.(1)	2,737,417	109,660,925

		287,586,117

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.9%
Becton Dickinson and Co.	1,799,000	198,771,510

HEALTH CARE PROVIDERS AND SERVICES — 1.0%
Quest Diagnostics, Inc.	1,998,700	107,010,398

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Carnival Corp.	399,100	16,031,847

HOUSEHOLD PRODUCTS — 2.1%
Procter & Gamble Co. (The)	2,692,090	219,163,047

INDUSTRIAL CONGLOMERATES — 0.8%
General Electric Co.	1,997,300	55,984,319
Koninklijke Philips Electronics NV	696,288	25,522,792

		81,507,111

INSURANCE — 4.2%
Allstate Corp. (The)	1,399,152	76,309,750
Chubb Corp. (The)	1,299,435	125,564,404
Marsh & McLennan Cos., Inc.	4,699,080	227,247,509
MetLife, Inc.	299,121	16,128,604

		445,250,267

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Hasbro, Inc.	897,600	49,376,976

LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Agilent Technologies, Inc.	1,201,870	68,734,945

MACHINERY — 0.1%
Stanley Black & Decker, Inc.(2)	136,546	14,091,547

METALS AND MINING — 0.2%
Newmont Mining Corp.	998,200	22,988,546

MULTI-UTILITIES — 2.9%
Consolidated Edison, Inc.	3,799,778	210,051,728
PG&E Corp.	2,399,810	96,664,347

		306,716,075

OIL, GAS AND CONSUMABLE FUELS — 13.4%
Chevron Corp.	2,198,592	274,626,127
El Paso Pipeline Partners LP	1,425,942	51,333,912
Exxon Mobil Corp.	3,999,982	404,798,178
Occidental Petroleum Corp.	3,768,700	358,403,370
Spectra Energy Partners LP	2,034,634	92,270,652
Total SA	3,819,225	233,965,315

		1,415,397,554

PHARMACEUTICALS — 9.4%
Eli Lilly & Co.	1,599,588	81,578,988
Johnson & Johnson	5,599,080	512,819,737
Merck & Co., Inc.	3,998,531	200,126,476
Pfizer, Inc.	4,999,779	153,143,231
Teva Pharmaceutical Industries Ltd. ADR	998,600	40,023,888

		987,692,320

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%
Annaly Capital Management, Inc.	4,998,200	49,832,054
Rayonier, Inc.	526,534	22,167,081

		71,999,135

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Applied Materials, Inc.	11,998,102	212,246,424
Intel Corp.	6,497,000	168,662,120

		380,908,544

SOFTWARE — 0.1%
Microsoft Corp.	398,914	14,931,351

THRIFTS AND MORTGAGE FINANCE — 0.8%
Capitol Federal Financial, Inc.(1)	6,999,769	84,767,203

TOTAL COMMON STOCKS (Cost $5,906,970,585)		7,639,391,269

CONVERTIBLE PREFERRED STOCKS — 11.6%

COMMERCIAL BANKS — 5.0%
Wells Fargo & Co., 7.50%	475,949	525,923,645

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Bank of America Corp., 7.25%	261,977	277,957,597

ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc., 5.80%, 9/1/16	1,524,326	76,475,436

FOOD PRODUCTS — 0.1%
Post Holdings, Inc., 3.75%(3)	96,549	11,471,952

INSURANCE — 0.4%
MetLife, Inc., 5.00%, 3/26/14	1,198,761	37,808,922

MACHINERY — 2.2%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,840,385	228,446,990

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Health Care REIT, Inc., 6.50%	1,294,323	66,346,997

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,189,666,218)		1,224,431,539

CONVERTIBLE BONDS — 9.9%

AEROSPACE AND DEFENSE — 0.8%
L-3 Communications Holdings, Inc., 3.00%, 8/1/35	72,673,000	87,888,909

CAPITAL MARKETS — 0.8%
Janus Capital Group, Inc., 0.75%, 7/15/18	41,539,000	53,014,149
Janus Capital Group, Inc., 3.25%, 7/15/14	24,448,000	25,425,920

		78,440,069

FOOD AND STAPLES RETAILING — 0.4%
Credit Suisse AG, (convertible into Wal-Mart Stores, Inc.), 4.10%, 6/5/14(3)(4)	580,000	46,034,600

HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Deutsche Bank AG, (convertible into Quest Diagnostics, Inc.), 4.85%, 1/22/14(3)(4)	139,200	7,796,871
LifePoint Hospitals, Inc., 3.50%, 5/15/14	176,566,000	192,788,001
WellPoint, Inc., 2.75%, 10/15/42	8,044,000	10,929,785

		211,514,657

HOTELS, RESTAURANTS AND LEISURE — 1.7%
International Game Technology, 3.25%, 5/1/14	165,927,000	176,090,029

MULTILINE RETAIL — 0.7%
Bank of America Corp., (convertible into Target Corp.), 3.07%, 5/29/14(3)(4)	693,000	43,880,760
Citigroup, Inc., (convertible into Target Corp.), 5.75%, 2/27/14(3)(4)	481,000	30,836,910

		74,717,670

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Intel Corp., 2.95%, 12/15/35	224,289,000	251,764,402
Microchip Technology, Inc., 2.125%, 12/15/37	63,974,000	111,354,744

		363,119,146

TOTAL CONVERTIBLE BONDS (Cost $958,466,844)		1,037,805,080

PREFERRED STOCKS — 3.1%

COMMERCIAL BANKS — 0.5%
U.S. Bancorp, 6.00%	2,058,384	56,337,970

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Citigroup, Inc., 5.95%	162,858,000	150,904,223
General Electric Capital Corp., 6.25%	119,900,000	124,309,802

		275,214,025

TOTAL PREFERRED STOCKS (Cost $342,600,445)		331,551,995

TEMPORARY CASH INVESTMENTS — 2.6%

Federal Farm Credit Discount Notes, 0.01%, 1/2/14(5)	30,000,000	30,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $39,514,083), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $38,750,374)		38,750,374
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $47,439,604), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $46,500,449)		46,500,449
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $17,389,284), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $17,050,165)		17,050,165
SSgA U.S. Government Money Market Fund	136,243,498	136,243,498

TOTAL TEMPORARY CASH INVESTMENTS (Cost $268,544,478)		268,544,486

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $8,666,248,570)	10,501,724,369

OTHER ASSETS AND LIABILITIES — 0.3%	31,359,309

TOTAL NET ASSETS — 100.0%	$10,533,083,678

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	56,334,406	CAD	60,341,754	JPMorgan Chase Bank N.A.	1/31/14	(431,971)
USD	1,483,857	CAD	1,577,362	JPMorgan Chase Bank N.A.	1/31/14	(43)
USD	1,549,974	CAD	1,659,402	JPMorgan Chase Bank N.A.	1/31/14	(11,105)
USD	1,185,342	CHF	1,051,583	Credit Suisse AG	1/31/14	6,258
USD	41,297,215	CHF	37,015,726	Credit Suisse AG	1/31/14	(206,540)
USD	221,493,556	EUR	162,162,391	UBS AG	1/31/14	(1,590,214)
USD	6,555,381	EUR	4,788,462	UBS AG	1/31/14	(32,017)
USD	24,291,472	JPY	2,537,851,500	Credit Suisse AG	1/31/14	189,878
USD	659,575	JPY	69,241,500	Credit Suisse AG	1/31/14	1,998
						(2,073,756)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)

Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.
(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $140,021,093, which represented 1.3% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $128,549,141, which represented 1.2% of total net assets.
(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	7,290,729,264	348,662,005	—
Convertible Preferred Stocks	—	1,224,431,539	—
Convertible Bonds	—	1,037,805,080	—
Preferred Stocks	—	331,551,995	—
Temporary Cash Investments	136,243,498	132,300,988	—

Total Value of Investment Securities	7,426,972,762	3,074,751,607	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(2,073,756)	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2013 follows:

	March 31, 2013					December 31, 2013
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value

Capitol Federal Financial, Inc.	9,582,659	$2,444,015	$33,279,202	$1,012,986	$4,783,665	6,999,769	$84,767,203
Piedmont Natural Gas Co., Inc.(1)	3,799,512	9,340,075	50,058,664	3,902,299	2,632,792	2,518,557	(1)
WGL Holdings, Inc.	2,580,517	10,106,853	3,859,655	387,108	3,183,537	2,737,417	109,660,925
		$21,890,943	$87,197,521	$5,302,393	$10,599,994		$194,428,128

(1) Company was not an affiliate at December 31, 2013.

4. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,821,853,497
Gross tax appreciation of investments	$1,779,201,517
Gross tax depreciation of investments	(99,330,645)
Net tax appreciation (depreciation) of investments	$1,679,870,872

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

December 31, 2013

Large Company Value - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 2.5%
General Dynamics Corp.	62,000	5,924,100
Honeywell International, Inc.	36,000	3,289,320
Raytheon Co.	41,500	3,764,050
Textron, Inc.	140,100	5,150,076

		18,127,546

AIRLINES — 0.4%
Southwest Airlines Co.	145,800	2,746,872

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	15,600	1,432,080

AUTOMOBILES — 1.1%
Ford Motor Co.	504,300	7,781,349

BEVERAGES — 0.3%
PepsiCo, Inc.	28,600	2,372,084

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	21,700	2,477,272
Gilead Sciences, Inc.(1)	18,700	1,405,305

		3,882,577

BUILDING PRODUCTS — 0.1%
Allegion plc(1)	16,400	724,716

CAPITAL MARKETS — 4.7%
Ameriprise Financial, Inc.	63,600	7,317,180
Bank of New York Mellon Corp. (The)	134,800	4,709,912
BlackRock, Inc.	20,600	6,519,282
Goldman Sachs Group, Inc. (The)	57,800	10,245,628
Morgan Stanley	165,700	5,196,352

		33,988,354

CHEMICALS — 0.9%
E.I. du Pont de Nemours & Co.	23,200	1,507,304
LyondellBasell Industries NV, Class A	66,600	5,346,648

		6,853,952

COMMERCIAL BANKS — 6.4%
KeyCorp	157,600	2,114,992
PNC Financial Services Group, Inc. (The)	130,500	10,124,190
U.S. Bancorp	302,000	12,200,800
Wells Fargo & Co.	479,300	21,760,220

		46,200,202

COMMERCIAL SERVICES AND SUPPLIES — 1.1%
ADT Corp. (The)	120,900	4,892,823
Tyco International Ltd.	79,300	3,254,472

		8,147,295

COMMUNICATIONS EQUIPMENT — 3.6%
Cisco Systems, Inc.	639,600	14,359,020
F5 Networks, Inc.(1)	33,600	3,052,896

QUALCOMM, Inc.	114,100	8,471,925

		25,883,841

COMPUTERS AND PERIPHERALS — 1.5%
Apple, Inc.	8,500	4,769,435
NetApp, Inc.	153,200	6,302,648

		11,072,083

CONSUMER FINANCE — 0.9%
Capital One Financial Corp.	90,000	6,894,900

DIVERSIFIED FINANCIAL SERVICES — 9.2%
Bank of America Corp.	663,100	10,324,467
Berkshire Hathaway, Inc., Class B(1)	100,800	11,950,848
Citigroup, Inc.	343,500	17,899,785
JPMorgan Chase & Co.	452,900	26,485,592

		66,660,692

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	304,700	10,713,252
CenturyLink, Inc.	135,800	4,325,230

		15,038,482

ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	91,300	4,267,362
Pinnacle West Capital Corp.	75,900	4,016,628
PPL Corp.	154,200	4,639,878
Westar Energy, Inc.	121,000	3,892,570
Xcel Energy, Inc.	179,600	5,018,024

		21,834,462

ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	96,500	7,345,580

ENERGY EQUIPMENT AND SERVICES — 2.7%
Baker Hughes, Inc.	87,400	4,829,724
National Oilwell Varco, Inc.	109,900	8,740,347
Schlumberger Ltd.	66,000	5,947,260

		19,517,331

FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.	138,700	9,926,759
Kroger Co. (The)	70,600	2,790,818
Wal-Mart Stores, Inc.	69,300	5,453,217

		18,170,794

FOOD PRODUCTS — 0.3%
Mondelez International, Inc. Class A	66,400	2,343,920

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Abbott Laboratories	262,400	10,057,792
Medtronic, Inc.	204,600	11,741,994

		21,799,786

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Aetna, Inc.	79,400	5,446,046
Quest Diagnostics, Inc.	33,000	1,766,820

WellPoint, Inc.	57,400	5,303,186

		12,516,052

HOTELS, RESTAURANTS AND LEISURE — 0.8%
Carnival Corp.	113,700	4,567,329
Hilton Worldwide Holdings, Inc.(1)	51,308	1,141,603

		5,708,932

HOUSEHOLD PRODUCTS — 2.4%
Procter & Gamble Co. (The)	213,200	17,356,612

INDUSTRIAL CONGLOMERATES — 3.3%
General Electric Co.	859,100	24,080,573

INSURANCE — 6.6%
Allstate Corp. (The)	143,100	7,804,674
American International Group, Inc.	144,800	7,392,040
Chubb Corp. (The)	33,000	3,188,790
Loews Corp.	59,400	2,865,456
MetLife, Inc.	172,300	9,290,416
Principal Financial Group, Inc.	65,100	3,210,081
Prudential Financial, Inc.	74,300	6,851,946
Travelers Cos., Inc. (The)	79,200	7,170,768

		47,774,171

MACHINERY — 1.6%
Caterpillar, Inc.	20,400	1,852,524
Ingersoll-Rand plc	58,700	3,615,920
PACCAR, Inc.	100,200	5,928,834

		11,397,278

MEDIA — 3.0%
CBS Corp., Class B	39,200	2,498,608
Comcast Corp., Class A	130,500	6,781,433
Time Warner Cable, Inc.	22,100	2,994,550
Time Warner, Inc.	132,700	9,251,844

		21,526,435

METALS AND MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	229,900	8,676,426

MULTILINE RETAIL — 1.7%
Macy's, Inc.	116,600	6,226,440
Target Corp.	96,400	6,099,228

		12,325,668

OIL, GAS AND CONSUMABLE FUELS — 13.5%
Apache Corp.	64,400	5,534,536
Chevron Corp.	229,900	28,716,809
Exxon Mobil Corp.	351,000	35,521,200
Marathon Petroleum Corp.	46,300	4,247,099
Oasis Petroleum, Inc.(1)	92,400	4,340,028
Occidental Petroleum Corp.	124,500	11,839,950
Total SA ADR	124,400	7,621,988

		97,821,610

PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	104,600	5,128,538

PHARMACEUTICALS — 8.0%
Johnson & Johnson	236,000	21,615,240
Merck & Co., Inc.	347,300	17,382,365
Pfizer, Inc.	633,700	19,410,231

		58,407,836

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%
Brixmor Property Group, Inc.	90,700	1,843,931
Camden Property Trust	38,400	2,184,192

		4,028,123

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	349,800	6,187,962
Intel Corp.	292,700	7,598,492
Microchip Technology, Inc.	110,300	4,935,925

		18,722,379

SOFTWARE — 2.4%
Electronic Arts, Inc.(1)	149,200	3,422,648
Microsoft Corp.	174,400	6,527,792
Oracle Corp.	203,000	7,766,780

		17,717,220

SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	65,000	3,220,750

TOBACCO — 0.4%
Altria Group, Inc.	68,000	2,610,520

TOTAL COMMON STOCKS (Cost $453,301,466)		717,838,021

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $1,179,133), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,156,343)		1,156,343
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $1,415,637), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,387,611)		1,387,611
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $518,910), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $508,791)		508,791
SSgA U.S. Government Money Market Fund	4,065,779	4,065,779

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,118,524)		7,118,524

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $460,419,990)	724,956,545

OTHER ASSETS AND LIABILITIES — 0.2%	1,170,364

TOTAL NET ASSETS — 100.0%	$726,126,909

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	6,554,656	EUR	4,798,870	UBS AG	1/31/14	(47,059)
USD	175,838	EUR	128,483	UBS AG	1/31/14	(915)
						(47,974)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	717,838,021	—	—
Temporary Cash Investments	4,065,779	3,052,745	—

Total Value of Investment Securities	721,903,800	3,052,745	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(47,974)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$486,634,893
Gross tax appreciation of investments	$238,642,490
Gross tax depreciation of investments	(320,838)
Net tax appreciation (depreciation) of investments	$238,321,652

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Market Neutral Value Fund

December 31, 2013

Market Neutral Value - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 71.5%

AEROSPACE AND DEFENSE — 7.7%
General Dynamics Corp.(1)	4,041	386,118
HEICO Corp., Class A(1)	69,966	2,946,968
Raytheon Co.(1)	6,740	611,318
Rockwell Collins, Inc.(1)	6,822	504,282
Textron, Inc.(1)	17,550	645,138

		5,093,824

AIR FREIGHT AND LOGISTICS — 1.4%
United Parcel Service, Inc., Class B(1)	9,006	946,350

AUTOMOBILES — 0.5%
Honda Motor Co. Ltd. ADR(1)	2,538	104,946
Toyota Motor Corp. ADR(1)	1,655	201,778

		306,724

BEVERAGES — 1.5%
Dr Pepper Snapple Group, Inc.(1)	8,603	419,138
PepsiCo, Inc.(1)	6,750	559,845

		978,983

BUILDING PRODUCTS — 0.4%
Norcraft Cos., Inc.(1)(2)	13,479	264,458

CAPITAL MARKETS — 2.0%
Franklin Resources, Inc.(1)	8,140	469,922
Northern Trust Corp.(1)	11,652	721,142
T. Rowe Price Group, Inc.(1)	1,640	137,383

		1,328,447

CHEMICALS — 1.1%
Mosaic Co. (The)(1)	7,777	367,619
Potash Corp. of Saskatchewan, Inc.(1)	11,040	363,878

		731,497

COMMERCIAL BANKS — 2.3%
KeyCorp(1)	25,489	342,062
PNC Financial Services Group, Inc. (The)(1)	15,519	1,203,964

		1,546,026

COMMERCIAL SERVICES AND SUPPLIES — 4.1%
ADT Corp. (The)(1)	28,382	1,148,620
Republic Services, Inc.(1)	45,493	1,510,368
Tyco International Ltd.(1)	1,387	56,922

		2,715,910

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.(1)	14,820	332,709

CONTAINERS AND PACKAGING — 0.5%
Bemis Co., Inc.(1)	8,601	352,297

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
CenturyLink, Inc.(1)	18,843	600,150

ELECTRIC UTILITIES — 3.1%
Great Plains Energy, Inc.(1)	1,870	45,329
Westar Energy, Inc.(1)	30,668	986,589
Xcel Energy, Inc.(1)	36,323	1,014,865

		2,046,783

ELECTRICAL EQUIPMENT — 5.4%
ABB Ltd. ADR(1)	22,265	591,358
Brady Corp., Class A(1)	14,130	437,041
Hubbell, Inc., Class A(1)	26,181	2,564,167

		3,592,566

FOOD AND STAPLES RETAILING — 1.5%
Sysco Corp.(1)	8,050	290,605
Wal-Mart Stores, Inc.(1)	8,530	671,226

		961,831

FOOD PRODUCTS — 5.8%
Campbell Soup Co.	11,500	497,720
General Mills, Inc.(1)	5,785	288,729
Hillshire Brands Co.(1)	26,910	899,871
Unilever NV ADR(1)	53,986	2,171,857

		3,858,177

GAS UTILITIES — 1.7%
Laclede Group, Inc. (The)(1)	13,189	600,627
WGL Holdings, Inc.(1)	12,890	516,373

		1,117,000

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
CareFusion Corp.(1)(2)	11,190	445,586
Stryker Corp.(1)	2,263	170,042

		615,628

HEALTH CARE PROVIDERS AND SERVICES — 1.5%
LifePoint Hospitals, Inc.(1)(2)	7,510	396,829
Quest Diagnostics, Inc.(1)	11,404	610,570

		1,007,399

HOTELS, RESTAURANTS AND LEISURE — 1.1%
Carnival Corp.(1)	5,840	234,593
International Game Technology(1)	25,050	454,908

		689,501

HOUSEHOLD DURABLES — 0.9%
Lennar Corp., Class B(1)	16,645	561,269

HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co. (The)(1)	4,677	380,755

INSURANCE — 4.6%
Chubb Corp. (The)(1)	8,295	801,546
Crawford & Co., Class A(1)	67,488	518,983
Marsh & McLennan Cos., Inc.(1)	12,260	592,893
MetLife, Inc.(1)	11,911	642,241
Reinsurance Group of America, Inc.(1)	5,910	457,493

		3,013,156

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Hasbro, Inc.(1)	6,433	353,879

LIFE SCIENCES TOOLS AND SERVICES — 1.5%
Agilent Technologies, Inc.(1)	9,907	566,581
Waters Corp.(2)	4,000	400,000

		966,581

MACHINERY — 0.7%
Stanley Black & Decker, Inc.(1)	3,290	265,470
Woodward, Inc.(1)	3,514	160,274

		425,744

METALS AND MINING — 0.8%
Nucor Corp.(1)	10,230	546,077

MULTI-UTILITIES — 0.4%
PG&E Corp.(1)	6,905	278,133

MULTILINE RETAIL — 0.6%
Nordstrom, Inc.(1)	920	56,856
Target Corp.(1)	5,750	363,803

		420,659

OIL, GAS AND CONSUMABLE FUELS — 7.7%
El Paso Pipeline Partners LP(1)	25,730	926,280
Occidental Petroleum Corp.(1)	12,487	1,187,514
Royal Dutch Shell plc, Class A ADR(1)	36,510	2,602,068
Williams Partners LP(1)	7,619	387,502

		5,103,364

PHARMACEUTICALS — 0.9%
Johnson & Johnson(1)	6,269	574,178

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Annaly Capital Management, Inc.(1)	36,450	363,406
Corrections Corp. of America(1)	3,708	118,916
Piedmont Office Realty Trust, Inc., Class A(1)	16,210	267,789

		750,111

ROAD AND RAIL — 0.8%
Union Pacific Corp.(1)	3,150	529,200

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Applied Materials, Inc.(1)	57,830	1,023,013
Intel Corp.(1)	7,320	190,027
Teradyne, Inc.(2)	17,610	310,288

		1,523,328

SPECIALTY RETAIL — 1.3%
Bed Bath & Beyond, Inc.(1)(2)	5,137	412,501
CST Brands, Inc.(1)	12,114	444,826

		857,327

TRADING COMPANIES AND DISTRIBUTORS — 0.7%
Rush Enterprises, Inc., Class B(1)(2)	18,624	474,912

WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Telephone & Data Systems, Inc.(1)	32,413	835,607

Vodafone Group plc ADR(1)	15,080	592,795

		1,428,402

TOTAL COMMON STOCKS (Cost $43,661,890)		47,273,335

EXCHANGE-TRADED FUNDS — 5.0%

iShares Russell 1000 Value Index Fund(1)	32,129	3,025,267
Market Vectors Gold Miners(1)	11,930	251,961

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,996,920)		3,277,228

CONVERTIBLE PREFERRED STOCKS — 0.7%

ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc., 5.80%, 9/1/16(1) (Cost $482,920)	9,911	497,235

CONVERTIBLE BONDS — 0.7%

PAPER AND FOREST PRODUCTS — 0.7%
Rayonier TRS Holdings, Inc., 4.50%, 8/15/15(1) (Cost $530,900)	330,000	444,057

TEMPORARY CASH INVESTMENTS — 24.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $2,712,944), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,660,510)		2,660,510
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $3,257,092), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $3,192,612)		3,192,612
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $1,193,907), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,170,624)		1,170,624
SSgA U.S. Government Money Market Fund	9,354,491	9,354,491

TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,378,237)		16,378,237

TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 102.7% (Cost $64,050,867)		67,870,092

SECURITIES SOLD SHORT — (77.9)%

COMMON STOCKS SOLD SHORT — (63.6)%

AEROSPACE AND DEFENSE — (6.7)%
Boeing Co. (The)	(2,460)	(335,766)
HEICO Corp.	(50,635)	(2,934,298)
Honeywell International, Inc.	(6,113)	(558,545)
Lockheed Martin Corp.	(4,120)	(612,479)

		(4,441,088)

AIR FREIGHT AND LOGISTICS — (0.9)%
FedEx Corp.	(4,210)	(605,272)

AUTOMOBILES — (0.5)%
General Motors Co.	(7,380)	(301,620)

BEVERAGES — (1.5)%
Coca-Cola Co. (The)	(23,905)	(987,515)

BIOTECHNOLOGY — (0.7)%
Amgen, Inc.	(4,051)	(462,462)

CAPITAL MARKETS — (2.0)%
Ameriprise Financial, Inc.	(3,990)	(459,049)
Bank of New York Mellon Corp. (The)	(20,591)	(719,450)
BlackRock, Inc.	(470)	(148,741)

		(1,327,240)

COMMERCIAL BANKS — (1.2)%
Fifth Third Bancorp.	(35,962)	(756,281)

COMMERCIAL SERVICES AND SUPPLIES — (2.3)%
Waste Management, Inc.	(33,700)	(1,512,119)

COMMUNICATIONS EQUIPMENT — (0.5)%
Juniper Networks, Inc.	(14,470)	(326,588)

COMPUTERS AND PERIPHERALS — (1.8)%
Hewlett-Packard Co.	(43,260)	(1,210,415)

DIVERSIFIED FINANCIAL SERVICES — (1.7)%
Berkshire Hathaway, Inc., Class B	(2,784)	(330,071)
JPMorgan Chase & Co.	(13,460)	(787,141)

		(1,117,212)

DIVERSIFIED TELECOMMUNICATION SERVICES — (1.8)%
AT&T, Inc.	(20,420)	(717,967)
Windstream Holdings, Inc.	(59,046)	(471,187)

		(1,189,154)

ELECTRIC UTILITIES — (2.4)%
Duke Energy Corp.	(14,707)	(1,014,930)
Southern Co. (The)	(14,002)	(575,622)

		(1,590,552)

ELECTRICAL EQUIPMENT — (4.1)%
Eaton Corp. plc	(2,055)	(156,427)
Hubbell, Inc., Class B	(23,456)	(2,554,358)

		(2,710,785)

FOOD PRODUCTS — (5.2)%
Kellogg Co.	(4,761)	(290,754)
Tyson Foods, Inc., Class A	(27,040)	(904,758)
Unilever plc ADR	(54,859)	(2,260,191)

		(3,455,703)

GAS UTILITIES — (0.8)%
AGL Resources, Inc.	(10,860)	(512,918)

HEALTH CARE EQUIPMENT AND SUPPLIES — (0.7)%
Covidien plc	(6,620)	(450,822)

HEALTH CARE PROVIDERS AND SERVICES — (1.5)%
HCA Holdings, Inc.	(8,331)	(397,472)
Laboratory Corp. of America Holdings	(6,619)	(604,778)

		(1,002,250)

HOTELS, RESTAURANTS AND LEISURE — (0.8)%
McDonald's Corp.	(3,020)	(293,031)
Royal Caribbean Cruises Ltd.	(4,915)	(233,069)

		(526,100)

HOUSEHOLD DURABLES — (0.9)%
Lennar Corp., Class A	(14,290)	(565,312)

HOUSEHOLD PRODUCTS — (0.4)%
Kimberly-Clark Corp.	(2,697)	(281,729)

INSURANCE — (4.0)%
Aon plc	(7,050)	(591,425)
Crawford & Co., Class B	(54,510)	(503,672)
Prudential Financial, Inc.	(11,983)	(1,105,072)
Travelers Cos., Inc. (The)	(5,210)	(471,713)

		(2,671,882)

LEISURE EQUIPMENT AND PRODUCTS — (0.5)%
Mattel, Inc.	(7,405)	(352,330)

LIFE SCIENCES TOOLS AND SERVICES — (1.2)%
Thermo Fisher Scientific, Inc.	(6,982)	(777,446)

MACHINERY — (3.8)%
Caterpillar, Inc.	(11,279)	(1,024,246)
Deere & Co.	(13,301)	(1,214,780)
Snap-on, Inc.	(2,420)	(265,039)

		(2,504,065)

METALS AND MINING — (0.8)%
BHP Billiton Ltd. ADR	(8,070)	(550,374)

MULTILINE RETAIL — (2.3)%
Kohl's Corp.	(6,460)	(366,605)
Macy's, Inc.	(8,871)	(473,712)
Sears Holdings Corp.	(13,655)	(669,641)

		(1,509,958)

OIL, GAS AND CONSUMABLE FUELS — (7.7)%
ConocoPhillips	(16,893)	(1,193,490)
Kinder Morgan Energy Partners LP	(6,980)	(563,007)
Kinder Morgan Management LLC	(9,950)	(752,817)
Royal Dutch Shell plc, Class B ADR	(34,714)	(2,607,369)

		(5,116,683)

PAPER AND FOREST PRODUCTS — (0.5)%
International Paper Co.	(7,117)	(348,946)

REAL ESTATE INVESTMENT TRUSTS (REITs) — (1.1)%
Boston Properties, Inc.	(2,670)	(267,988)
Rayonier, Inc.	(10,557)	(444,450)

		(712,438)

ROAD AND RAIL — (1.3)%
CSX Corp.	(12,115)	(348,548)
Norfolk Southern Corp.	(5,690)	(528,203)

		(876,751)

TRADING COMPANIES AND DISTRIBUTORS — (0.7)%
Rush Enterprises, Inc., Class A	(16,100)	(477,365)

WIRELESS TELECOMMUNICATION SERVICES — (1.3)%
United States Cellular Corp.	(19,974)	(835,313)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $39,185,814)		(42,066,688)

EXCHANGE-TRADED FUNDS SOLD SHORT — (14.3)%

Consumer Discretionary Select Sector SPDR Fund	(29,290)	(1,957,451)
Consumer Staples Select Sector SPDR Fund	(11,750)	(505,015)
DNP Select Income Fund, Inc.	(4,730)	(44,557)
Industrial Select Sector SPDR Fund	(14,123)	(738,068)
iShares Dow Jones US Medical Devices Index Fund	(3,081)	(286,194)
iShares PHLX Semiconductor ETF	(4,250)	(309,017)
iShares Russell 1000 Growth Index Fund	(31,697)	(2,724,357)
SPDR Gold Shares	(2,180)	(253,251)
SPDR S&P Homebuilders ETF	(7,930)	(264,069)
Utilities Select Sector SPDR Fund	(47,370)	(1,798,639)
Vanguard REIT ETF	(8,723)	(563,157)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $9,029,997)		(9,443,775)

TOTAL SECURITIES SOLD SHORT — (77.9)% (Proceeds $48,215,811)		(51,510,463)

OTHER ASSETS AND LIABILITIES(3) — 75.2%		49,716,445

TOTAL NET ASSETS — 100.0%		$66,076,074

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	412,440	CHF	369,680	Credit Suisse AG	1/31/14	(2,063)
USD	57,175	CHF	51,266	Credit Suisse AG	1/31/14	(306)
USD	11,244	CHF	10,080	Credit Suisse AG	1/31/14	(58)
USD	43,768	CHF	38,990	Credit Suisse AG	1/31/14	51
USD	46,658	EUR	33,906	UBS AG	1/31/14	14
USD	1,880,463	EUR	1,376,746	UBS AG	1/31/14	(13,501)
USD	268,442	JPY	28,045,468	Credit Suisse AG	1/31/14	2,099
USD	7,277	JPY	763,860	Credit Suisse AG	1/31/14	23
						(13,741)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $40,796,809.

(2)	Non-income producing.
(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	40,644,655	—	—
Foreign Common Stocks	6,628,680	—	—
Exchange-Traded Funds	3,277,228	—	—
Convertible Preferred Stocks	—	497,235	—
Convertible Bonds	—	444,057	—
Temporary Cash Investments	9,354,491	7,023,746	—

Total Value of Investment Securities	59,905,054	7,965,038	—

Securities Sold Short
Domestic Common Stocks	(36,648,754)	—	—
Foreign Common Stocks	(5,417,934)	—	—
Exchange-Traded Funds	(9,443,775)	—	—

Total Value of Securities Sold Short	(51,510,463)	—	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(13,741)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$64,588,786
Gross tax appreciation of investments	$3,644,081
Gross tax depreciation of investments	(362,775)
Net tax appreciation (depreciation) of investments	$3,281,306
Net tax appreciation (depreciation) on securities sold short	$(4,490,712)
Net tax appreciation (depreciation)	$(1,209,406)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

December 31, 2013

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.2%

AEROSPACE AND DEFENSE — 3.1%
General Dynamics Corp.	673,614	64,363,818
Northrop Grumman Corp.	202,086	23,161,076
Rockwell Collins, Inc.	372,530	27,537,418
Textron, Inc.	991,765	36,457,281

		151,519,593

AIRLINES — 0.6%
Southwest Airlines Co.	1,707,080	32,161,387

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	219,376	20,138,717

BEVERAGES — 0.6%
Dr Pepper Snapple Group, Inc.	565,799	27,565,727

CAPITAL MARKETS — 4.9%
Charles Schwab Corp. (The)	520,823	13,541,398
Franklin Resources, Inc.	617,534	35,650,238
LPL Financial Holdings, Inc.	709,579	33,371,501
Northern Trust Corp.	2,372,453	146,831,116
State Street Corp.	169,098	12,410,102

		241,804,355

COMMERCIAL BANKS — 5.7%
Comerica, Inc.	604,860	28,755,044
Commerce Bancshares, Inc.	1,215,360	54,581,818
Cullen/Frost Bankers, Inc.	497,119	37,000,567
KeyCorp	1,091,359	14,646,038
PNC Financial Services Group, Inc. (The)	954,611	74,058,721
SunTrust Banks, Inc.	983,447	36,200,684
Westamerica Bancorp.	651,482	36,782,674

		282,025,546

COMMERCIAL SERVICES AND SUPPLIES — 6.9%
ADT Corp. (The)	2,487,460	100,667,506
Republic Services, Inc.	4,838,232	160,629,302
Tyco International Ltd.	1,307,649	53,665,915
Waste Management, Inc.	522,943	23,464,453

		338,427,176

COMMUNICATIONS EQUIPMENT — 0.5%
Harris Corp.	331,368	23,132,800

COMPUTERS AND PERIPHERALS — 2.2%
SanDisk Corp.	657,583	46,385,905
Western Digital Corp.	728,425	61,114,857

		107,500,762

CONTAINERS AND PACKAGING — 1.2%
Bemis Co., Inc.	725,245	29,706,035
Sonoco Products Co.	685,110	28,582,789

		58,288,824

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CenturyLink, Inc.	1,532,393	48,806,717

ELECTRIC UTILITIES — 5.3%
Empire District Electric Co. (The)	897,244	20,358,466
Great Plains Energy, Inc.	2,511,878	60,887,923
IDACORP, Inc.	72,010	3,732,998
Northeast Utilities	522,402	22,144,621
Portland General Electric Co.	848,224	25,616,365
Westar Energy, Inc.	2,307,071	74,218,474
Xcel Energy, Inc.	1,880,935	52,553,324

		259,512,171

ELECTRICAL EQUIPMENT — 0.9%
Brady Corp., Class A	703,723	21,766,152
Regal-Beloit Corp.	335,132	24,705,931

		46,472,083

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
TE Connectivity Ltd.	762,240	42,007,046

ENERGY EQUIPMENT AND SERVICES — 0.6%
Cameron International Corp.(1)	485,641	28,910,209

FOOD AND STAPLES RETAILING — 1.5%
Sysco Corp.	2,072,086	74,802,305

FOOD PRODUCTS — 4.6%
Campbell Soup Co.	370,800	16,048,224
ConAgra Foods, Inc.	827,788	27,896,456
General Mills, Inc.	603,088	30,100,122
Hillshire Brands Co.	1,876,144	62,738,255
Kellogg Co.	407,199	24,867,643
Kraft Foods Group, Inc.	545,300	29,402,576
Mondelez International, Inc. Class A	1,061,121	37,457,571

		228,510,847

GAS UTILITIES — 2.3%
AGL Resources, Inc.	504,121	23,809,635
Laclede Group, Inc. (The)	821,047	37,390,480
Southwest Gas Corp.	514,149	28,746,070
WGL Holdings, Inc.	613,810	24,589,229

		114,535,414

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.2%
Becton Dickinson and Co.	244,516	27,016,573
Boston Scientific Corp.(1)	2,419,421	29,081,441
CareFusion Corp.(1)	1,421,588	56,607,634
Medtronic, Inc.	892,970	51,247,548
STERIS Corp.	486,395	23,371,280
Stryker Corp.	751,302	56,452,832
Varian Medical Systems, Inc.(1)	176,760	13,732,484
Zimmer Holdings, Inc.	497,362	46,349,165

		303,858,957

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
CIGNA Corp.	233,112	20,392,638

Humana, Inc.	24,519	2,530,851
LifePoint Hospitals, Inc.(1)	1,159,411	61,263,278
Patterson Cos., Inc.	743,931	30,649,957
Quest Diagnostics, Inc.	988,743	52,937,300

		167,774,024

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Carnival Corp.	1,122,627	45,095,927
CEC Entertainment, Inc.	536,291	23,746,965
International Game Technology	1,900,397	34,511,210

		103,354,102

INDUSTRIAL CONGLOMERATES — 0.9%
Koninklijke Philips Electronics NV	1,147,684	42,068,942

INSURANCE — 7.8%
ACE Ltd.	472,052	48,871,544
Aflac, Inc.	252,510	16,867,668
Allstate Corp. (The)	595,210	32,462,753
Arthur J Gallagher & Co.	587,380	27,565,743
Chubb Corp. (The)	454,216	43,890,892
HCC Insurance Holdings, Inc.	932,610	43,030,625
Marsh & McLennan Cos., Inc.	590,643	28,563,496
MetLife, Inc.	329,930	17,789,826
Reinsurance Group of America, Inc.	692,342	53,594,194
Symetra Financial Corp.	1,131,095	21,445,561
Travelers Cos., Inc. (The)	216,730	19,622,734
Unum Group	804,011	28,204,706

		381,909,742

LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.	610,742	34,928,335
Bio-Rad Laboratories, Inc. Class A(1)	191,380	23,656,482

		58,584,817

MACHINERY — 0.7%
Stanley Black & Decker, Inc.	345,090	27,845,312
Woodward, Inc.	142,670	6,507,179

		34,352,491

METALS AND MINING — 1.5%
Newmont Mining Corp.	1,620,733	37,325,481
Nucor Corp.	729,566	38,944,233

		76,269,714

MULTI-UTILITIES — 2.7%
Ameren Corp.	740,050	26,760,208
Consolidated Edison, Inc.	866,320	47,890,169
NorthWestern Corp.	531,280	23,015,050
PG&E Corp.	901,821	36,325,350

		133,990,777

MULTILINE RETAIL — 1.1%
Target Corp.	860,881	54,467,941

OIL, GAS AND CONSUMABLE FUELS — 7.7%
Apache Corp.	774,222	66,536,639

Devon Energy Corp.	816,032	50,487,900
Imperial Oil Ltd.	3,079,346	136,363,790
Murphy Oil Corp.	605,831	39,306,315
Southwestern Energy Co.(1)	1,242,984	48,886,561
Williams Partners LP	748,431	38,065,200

		379,646,405

PHARMACEUTICALS — 1.4%
Hospira, Inc.(1)	1,039,380	42,905,606
Mallinckrodt plc(1)	460,477	24,064,528

		66,970,134

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
Annaly Capital Management, Inc.	4,179,474	41,669,356
Capstead Mortgage Corp.	1,020,310	12,325,345
Corrections Corp. of America	1,514,634	48,574,312
Empire State Realty Trust, Inc.	1,561,443	23,890,078
Federal Realty Investment Trust	174,625	17,708,721
Piedmont Office Realty Trust, Inc., Class A	3,199,799	52,860,680

		197,028,492

ROAD AND RAIL — 0.8%
Heartland Express, Inc.	1,891,153	37,104,422

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.5%
Analog Devices, Inc.	453,299	23,086,518
Applied Materials, Inc.	5,003,672	88,514,958
KLA-Tencor Corp.	467,874	30,159,158
Maxim Integrated Products, Inc.	1,360,286	37,965,582
Microchip Technology, Inc.	541,969	24,253,113
Teradyne, Inc.(1)	3,782,955	66,655,667

		270,634,996

SPECIALTY RETAIL — 2.0%
Bed Bath & Beyond, Inc.(1)	157,772	12,669,092
CST Brands, Inc.	468,497	17,203,210
Lowe's Cos., Inc.	1,419,280	70,325,324

		100,197,626

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	261,300	14,666,769

THRIFTS AND MORTGAGE FINANCE — 1.4%
Capitol Federal Financial, Inc.	934,258	11,313,865
People's United Financial, Inc.	3,921,785	59,297,389

		70,611,254

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Rogers Communications, Inc., Class B	392,062	17,741,982

TOTAL COMMON STOCKS (Cost $3,846,918,810)		4,637,355,266

EXCHANGE-TRADED FUNDS — 3.1%

iShares Russell Midcap Value Index Fund (Cost $130,863,279)	2,360,443	155,104,709

TEMPORARY CASH INVESTMENTS — 2.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $22,525,755), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $22,090,388)		22,090,388
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $27,043,849), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $26,508,466)		26,508,466
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $9,913,092), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $9,719,771)		9,719,771
SSgA U.S. Government Money Market Fund	77,601,807	77,601,807

TOTAL TEMPORARY CASH INVESTMENTS (Cost $135,920,432)		135,920,432

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,113,702,521)		4,928,380,407

OTHER ASSETS AND LIABILITIES — (0.1)%		(2,992,323)

TOTAL NET ASSETS — 100.0%		$4,925,388,084

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	3,691,787	CAD	3,931,118	JPMorgan Chase Bank N.A.	1/31/14	(6,404)
USD	126,264,352	CAD	135,246,167	JPMorgan Chase Bank N.A.	1/31/14	(968,192)
CHF	1,281,808	USD	1,432,007	Credit Suisse AG	1/31/14	5,216
CHF	4,370,545	USD	4,890,695	Credit Suisse AG	1/31/14	9,764
USD	6,306,143	CHF	5,652,354	Credit Suisse AG	1/31/14	(31,539)
USD	974,913	EUR	712,138	UBS AG	1/31/14	(4,762)
USD	34,257,391	EUR	25,080,912	UBS AG	1/31/14	(245,951)
						(1,241,868)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	4,441,180,552	196,174,714	—
Exchange-Traded Funds	155,104,709	—	—
Temporary Cash Investments	77,601,807	58,318,625	—

Total Value of Investment Securities	4,673,887,068	254,493,339	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(1,241,868)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,170,156,622
Gross tax appreciation of investments	$806,812,998
Gross tax depreciation of investments	(48,589,213)
Net tax appreciation (depreciation) of investments	$758,223,785

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

December 31, 2013

NT Large Company Value - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%

AEROSPACE AND DEFENSE — 2.5%
General Dynamics Corp.	107,400	10,262,070
Honeywell International, Inc.	61,300	5,600,981
Raytheon Co.	70,600	6,403,420
Textron, Inc.	242,700	8,921,652

		31,188,123

AIRLINES — 0.4%
Southwest Airlines Co.	248,400	4,679,856

AUTO COMPONENTS — 0.2%
Autoliv, Inc.	26,500	2,432,700

AUTOMOBILES — 1.1%
Ford Motor Co.	877,100	13,533,653

BEVERAGES — 0.3%
PepsiCo, Inc.	48,600	4,030,884

BIOTECHNOLOGY — 0.5%
Amgen, Inc.	38,000	4,338,080
Gilead Sciences, Inc.(1)	31,800	2,389,770

		6,727,850

BUILDING PRODUCTS — 0.1%
Allegion plc(1)	27,600	1,219,644

CAPITAL MARKETS — 4.7%
Ameriprise Financial, Inc.	109,600	12,609,480
Bank of New York Mellon Corp. (The)	233,600	8,161,984
BlackRock, Inc.	35,700	11,297,979
Goldman Sachs Group, Inc. (The)	100,300	17,779,178
Morgan Stanley	287,600	9,019,136

		58,867,757

CHEMICALS — 0.9%
E.I. du Pont de Nemours & Co.	39,500	2,566,315
LyondellBasell Industries NV, Class A	117,000	9,392,760

		11,959,075

COMMERCIAL BANKS — 6.3%
KeyCorp	269,400	3,615,348
PNC Financial Services Group, Inc. (The)	226,000	17,533,080
U.S. Bancorp	524,200	21,177,680
Wells Fargo & Co.	830,500	37,704,700

		80,030,808

COMMERCIAL SERVICES AND SUPPLIES — 1.1%
ADT Corp. (The)	215,700	8,729,379
Tyco International Ltd.	140,400	5,762,016

		14,491,395

COMMUNICATIONS EQUIPMENT — 3.6%
Cisco Systems, Inc.	1,107,500	24,863,375
F5 Networks, Inc.(1)	58,800	5,342,568

QUALCOMM, Inc.	196,600	14,597,550

		44,803,493

COMPUTERS AND PERIPHERALS — 1.5%
Apple, Inc.	14,300	8,023,873
NetApp, Inc.	265,500	10,922,670

		18,946,543

CONSUMER FINANCE — 1.0%
Capital One Financial Corp.	158,500	12,142,685

DIVERSIFIED FINANCIAL SERVICES — 9.2%
Bank of America Corp.	1,142,700	17,791,839
Berkshire Hathaway, Inc., Class B(1)	175,000	20,748,000
Citigroup, Inc.	600,000	31,266,000
JPMorgan Chase & Co.	784,800	45,895,104

		115,700,943

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	522,800	18,381,648
CenturyLink, Inc.	239,300	7,621,705

		26,003,353

ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	160,900	7,520,466
Pinnacle West Capital Corp.	131,700	6,969,564
PPL Corp.	271,400	8,166,426
Westar Energy, Inc.	214,100	6,887,597
Xcel Energy, Inc.	311,200	8,694,928

		38,238,981

ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. plc	168,000	12,788,160

ENERGY EQUIPMENT AND SERVICES — 2.7%
Baker Hughes, Inc.	151,400	8,366,364
National Oilwell Varco, Inc.	189,400	15,062,982
Schlumberger Ltd.	115,100	10,371,661

		33,801,007

FOOD AND STAPLES RETAILING — 2.5%
CVS Caremark Corp.	240,700	17,226,899
Kroger Co. (The)	120,700	4,771,271
Wal-Mart Stores, Inc.	120,100	9,450,669

		31,448,839

FOOD PRODUCTS — 0.3%
Mondelez International, Inc. Class A	112,900	3,985,370

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Abbott Laboratories	455,500	17,459,315
Medtronic, Inc.	354,800	20,361,972

		37,821,287

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Aetna, Inc.	137,600	9,437,984
Quest Diagnostics, Inc.	57,000	3,051,780

WellPoint, Inc.	99,500	9,192,805

		21,682,569

HOTELS, RESTAURANTS AND LEISURE — 0.8%
Carnival Corp.	196,900	7,909,473
Hilton Worldwide Holdings, Inc.(1)	87,342	1,943,360

		9,852,833

HOUSEHOLD PRODUCTS — 2.4%
Procter & Gamble Co. (The)	370,400	30,154,264

INDUSTRIAL CONGLOMERATES — 3.3%
General Electric Co.	1,488,600	41,725,458

INSURANCE — 6.5%
Allstate Corp. (The)	248,400	13,547,736
American International Group, Inc.	254,400	12,987,120
Chubb Corp. (The)	56,400	5,449,932
Loews Corp.	100,800	4,862,592
MetLife, Inc.	296,900	16,008,848
Principal Financial Group, Inc.	110,800	5,463,548
Prudential Financial, Inc.	128,000	11,804,160
Travelers Cos., Inc. (The)	137,200	12,422,088

		82,546,024

MACHINERY — 1.6%
Caterpillar, Inc.	35,300	3,205,593
Ingersoll-Rand plc	101,700	6,264,720
PACCAR, Inc.	173,600	10,271,912

		19,742,225

MEDIA — 3.0%
CBS Corp., Class B	66,600	4,245,084
Comcast Corp., Class A	229,700	11,936,360
Time Warner Cable, Inc.	37,600	5,094,800
Time Warner, Inc.	228,700	15,944,964

		37,221,208

METALS AND MINING — 1.2%
Freeport-McMoRan Copper & Gold, Inc.	405,100	15,288,474

MULTILINE RETAIL — 1.7%
Macy's, Inc.	205,600	10,979,040
Target Corp.	167,000	10,566,090

		21,545,130

OIL, GAS AND CONSUMABLE FUELS — 13.5%
Apache Corp.	110,200	9,470,588
Chevron Corp.	399,100	49,851,581
Exxon Mobil Corp.	609,300	61,661,160
Marathon Petroleum Corp.	79,800	7,320,054
Oasis Petroleum, Inc.(1)	160,400	7,533,988
Occidental Petroleum Corp.	216,100	20,551,110
Total SA ADR	215,600	13,209,812

		169,598,293

PAPER AND FOREST PRODUCTS — 0.7%
International Paper Co.	181,200	8,884,236

PHARMACEUTICALS — 8.1%
Johnson & Johnson	411,600	37,698,444
Merck & Co., Inc.	601,800	30,120,090
Pfizer, Inc.	1,098,100	33,634,803

		101,453,337

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Brixmor Property Group, Inc.	157,100	3,193,843
Camden Property Trust	69,700	3,964,536

		7,158,379

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	606,000	10,720,140
Intel Corp.	507,900	13,185,084
Microchip Technology, Inc.	191,000	8,547,250

		32,452,474

SOFTWARE — 2.4%
Electronic Arts, Inc.(1)	259,000	5,941,460
Microsoft Corp.	305,600	11,438,608
Oracle Corp.	352,400	13,482,824

		30,862,892

SPECIALTY RETAIL — 0.4%
Lowe's Cos., Inc.	110,400	5,470,320

TOTAL COMMON STOCKS (Cost $898,898,186)		1,240,480,522

EXCHANGE-TRADED FUNDS — 0.4%

SPDR S&P 500 ETF Trust (Cost $2,804,914)	24,500	4,524,415

TEMPORARY CASH INVESTMENTS — 1.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $2,967,392), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,910,040)		2,910,040
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $3,562,575), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $3,492,047)		3,492,047
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $1,305,884), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,280,417)		1,280,417
SSgA U.S. Government Money Market Fund	10,232,016	10,232,016

TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,914,520)		17,914,520

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $919,617,620)	1,262,919,457

OTHER ASSETS AND LIABILITIES — (0.3)%	(3,607,807)

TOTAL NET ASSETS — 100.0%	$1,259,311,650

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	304,748	EUR	222,677	UBS AG	1/31/14	(1,585)
USD	11,359,999	EUR	8,317,012	UBS AG	1/31/14	(81,559)
						(83,144)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	1,240,480,522	—	—
Exchange-Traded Funds	4,524,415	—	—
Temporary Cash Investments	10,232,016	7,682,504	—

Total Value of Investment Securities	1,255,236,953	7,682,504	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(83,144)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$938,995,605
Gross tax appreciation of investments	$325,020,286
Gross tax depreciation of investments	(1,096,434)
Net tax appreciation (depreciation) of investments	$323,923,852

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

December 31, 2013

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.8%

AEROSPACE AND DEFENSE — 3.1%
General Dynamics Corp.	76,673	7,326,105
Northrop Grumman Corp.	23,002	2,636,259
Rockwell Collins, Inc.	42,400	3,134,208
Textron, Inc.	113,024	4,154,763

		17,251,335

AIRLINES — 0.6%
Southwest Airlines Co.	194,478	3,663,966

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	24,740	2,271,132

BEVERAGES — 0.6%
Dr Pepper Snapple Group, Inc.	64,525	3,143,658

CAPITAL MARKETS — 4.9%
Charles Schwab Corp. (The)	58,169	1,512,394
Franklin Resources, Inc.	70,277	4,057,091
LPL Financial Holdings, Inc.	80,875	3,803,551
Northern Trust Corp.	270,009	16,710,857
State Street Corp.	19,533	1,433,527

		27,517,420

COMMERCIAL BANKS — 5.7%
Comerica, Inc.	68,842	3,272,749
Commerce Bancshares, Inc.	138,330	6,212,400
Cullen/Frost Bankers, Inc.	56,583	4,211,473
KeyCorp	124,601	1,672,145
PNC Financial Services Group, Inc. (The)	108,814	8,441,790
SunTrust Banks, Inc.	111,938	4,120,438
Westamerica Bancorp.	74,147	4,186,340

		32,117,335

COMMERCIAL SERVICES AND SUPPLIES — 6.8%
ADT Corp. (The)	283,528	11,474,378
Republic Services, Inc.	551,454	18,308,273
Tyco International Ltd.	149,021	6,115,822
Waste Management, Inc.	59,699	2,678,694

		38,577,167

COMMUNICATIONS EQUIPMENT — 0.5%
Harris Corp.	37,320	2,605,309

COMPUTERS AND PERIPHERALS — 2.2%
SanDisk Corp.	74,843	5,279,425
Western Digital Corp.	82,899	6,955,226

		12,234,651

CONTAINERS AND PACKAGING — 1.2%
Bemis Co., Inc.	82,798	3,391,406
Sonoco Products Co.	77,977	3,253,201

		6,644,607

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CenturyLink, Inc.	174,624	5,561,774

ELECTRIC UTILITIES — 5.3%
Empire District Electric Co. (The)	104,351	2,367,724
Great Plains Energy, Inc.	286,297	6,939,839
IDACORP, Inc.	8,385	434,678
Northeast Utilities	59,999	2,543,358
Portland General Electric Co.	95,997	2,899,109
Westar Energy, Inc.	262,588	8,447,456
Xcel Energy, Inc.	214,091	5,981,703

		29,613,867

ELECTRICAL EQUIPMENT — 0.9%
Brady Corp., Class A	80,086	2,477,060
Regal-Beloit Corp.	38,184	2,814,924

		5,291,984

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
TE Connectivity Ltd.	86,875	4,787,681

ENERGY EQUIPMENT AND SERVICES — 0.6%
Cameron International Corp.(1)	55,198	3,285,937

FOOD AND STAPLES RETAILING — 1.5%
Sysco Corp.	236,093	8,522,957

FOOD PRODUCTS — 4.6%
Campbell Soup Co.	42,250	1,828,580
ConAgra Foods, Inc.	94,209	3,174,843
General Mills, Inc.	68,717	3,429,665
Hillshire Brands Co.	213,237	7,130,645
Kellogg Co.	46,394	2,833,282
Kraft Foods Group, Inc.	61,380	3,309,610
Mondelez International, Inc. Class A	120,923	4,268,582

		25,975,207

GAS UTILITIES — 2.3%
AGL Resources, Inc.	57,379	2,710,010
Laclede Group, Inc. (The)	93,451	4,255,758
Southwest Gas Corp.	57,911	3,237,804
WGL Holdings, Inc.	69,860	2,798,592

		13,002,164

HEALTH CARE EQUIPMENT AND SUPPLIES — 6.2%
Becton Dickinson and Co.	27,926	3,085,544
Boston Scientific Corp.(1)	275,372	3,309,972
CareFusion Corp.(1)	162,960	6,489,067
Medtronic, Inc.	101,637	5,832,947
STERIS Corp.	55,159	2,650,390
Stryker Corp.	85,509	6,425,146
Varian Medical Systems, Inc.(1)	20,510	1,593,422
Zimmer Holdings, Inc.	56,606	5,275,113

		34,661,601

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
CIGNA Corp.	27,174	2,377,182

Humana, Inc.	2,802	289,222
LifePoint Hospitals, Inc.(1)	132,151	6,982,859
Patterson Cos., Inc.	83,610	3,444,732
Quest Diagnostics, Inc.	112,878	6,043,488

		19,137,483

HOTELS, RESTAURANTS AND LEISURE — 2.1%
Carnival Corp.	127,950	5,139,752
CEC Entertainment, Inc.	60,476	2,677,877
International Game Technology	216,595	3,933,365

		11,750,994

INDUSTRIAL CONGLOMERATES — 0.8%
Koninklijke Philips Electronics NV	129,206	4,736,112

INSURANCE — 7.7%
ACE Ltd.	53,365	5,524,878
Aflac, Inc.	28,830	1,925,844
Allstate Corp. (The)	68,782	3,751,370
Arthur J Gallagher & Co.	65,910	3,093,156
Chubb Corp. (The)	51,701	4,995,868
HCC Insurance Holdings, Inc.	106,278	4,903,667
Marsh & McLennan Cos., Inc.	66,339	3,208,154
MetLife, Inc.	37,670	2,031,166
Reinsurance Group of America, Inc.	78,799	6,099,831
Symetra Financial Corp.	126,663	2,401,531
Travelers Cos., Inc. (The)	24,838	2,248,833
Unum Group	90,314	3,168,215

		43,352,513

LIFE SCIENCES TOOLS AND SERVICES — 1.2%
Agilent Technologies, Inc.	69,611	3,981,053
Bio-Rad Laboratories, Inc. Class A(1)	21,810	2,695,934

		6,676,987

MACHINERY — 0.7%
Stanley Black & Decker, Inc.	39,280	3,169,503
Woodward, Inc.	15,930	726,568

		3,896,071

METALS AND MINING — 1.5%
Newmont Mining Corp.	184,474	4,248,436
Nucor Corp.	83,038	4,432,569

		8,681,005

MULTI-UTILITIES — 2.7%
Ameren Corp.	84,230	3,045,757
Consolidated Edison, Inc.	98,600	5,450,608
NorthWestern Corp.	60,470	2,619,560
PG&E Corp.	102,645	4,134,541

		15,250,466

MULTILINE RETAIL — 1.1%
Target Corp.	98,123	6,208,242

OIL, GAS AND CONSUMABLE FUELS — 7.7%
Apache Corp.	88,245	7,583,775

Devon Energy Corp.	92,743	5,738,009
Imperial Oil Ltd.	350,894	15,538,766
Murphy Oil Corp.	68,951	4,473,541
Southwestern Energy Co.(1)	141,909	5,581,281
Williams Partners LP	85,448	4,345,885

		43,261,257

PHARMACEUTICALS — 1.4%
Hospira, Inc.(1)	118,447	4,889,492
Mallinckrodt plc(1)	52,406	2,738,738

		7,628,230

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
Annaly Capital Management, Inc.	476,383	4,749,539
Capstead Mortgage Corp.	116,300	1,404,904
Corrections Corp. of America	172,924	5,545,673
Empire State Realty Trust, Inc.	177,708	2,718,932
Federal Realty Investment Trust	19,869	2,014,915
Piedmont Office Realty Trust, Inc., Class A	364,194	6,016,485

		22,450,448

ROAD AND RAIL — 0.7%
Heartland Express, Inc.	215,549	4,229,071

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.5%
Analog Devices, Inc.	50,768	2,585,614
Applied Materials, Inc.	568,567	10,057,950
KLA-Tencor Corp.	52,690	3,396,398
Maxim Integrated Products, Inc.	155,297	4,334,339
Microchip Technology, Inc.	61,691	2,760,672
Teradyne, Inc.(1)	431,255	7,598,713

		30,733,686

SPECIALTY RETAIL — 2.0%
Bed Bath & Beyond, Inc.(1)	17,541	1,408,542
CST Brands, Inc.	53,396	1,960,701
Lowe's Cos., Inc.	161,737	8,014,069

		11,383,312

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Coach, Inc.	29,197	1,638,828

THRIFTS AND MORTGAGE FINANCE — 1.4%
Capitol Federal Financial, Inc.	107,997	1,307,844
People's United Financial, Inc.	446,369	6,749,099

		8,056,943

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Rogers Communications, Inc., Class B	45,410	2,054,939

TOTAL COMMON STOCKS (Cost $433,021,549)		527,856,339

EXCHANGE-TRADED FUNDS — 3.1%

iShares Russell Midcap Value Index Fund (Cost $14,987,681)	269,480	17,707,531

TEMPORARY CASH INVESTMENTS — 3.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $2,958,786), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,901,600)		2,901,600
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $3,552,243), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $3,481,920)		3,481,920
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $1,302,097), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $1,276,704)		1,276,704
SSgA U.S. Government Money Market Fund	10,202,342	10,202,342

TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,862,566)		17,862,566

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $465,871,796)		563,426,436

OTHER ASSETS AND LIABILITIES — (0.1)%		(461,802)

TOTAL NET ASSETS — 100.0%		$562,964,634

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	14,228,052	CAD	15,240,164	JPMorgan Chase Bank N.A.	1/31/14	(109,100)
USD	366,967	CAD	390,202	JPMorgan Chase Bank N.A.	1/31/14	(115)
CHF	146,073	USD	163,190	Credit Suisse AG	1/31/14	594
CHF	497,313	USD	556,499	Credit Suisse AG	1/31/14	1,111
USD	717,804	CHF	643,386	Credit Suisse AG	1/31/14	(3,590)
USD	3,856,689	EUR	2,823,603	UBS AG	1/31/14	(27,689)
USD	109,756	EUR	80,172	UBS AG	1/31/14	(536)
						(139,325)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	505,526,522	22,329,817	—
Exchange-Traded Funds	17,707,531	—	—
Temporary Cash Investments	10,202,342	7,660,224	—

Total Value of Investment Securities	533,436,395	29,990,041	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(139,325)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$473,762,818
Gross tax appreciation of investments	$95,212,330
Gross tax depreciation of investments	(5,548,712)
Net tax appreciation (depreciation) of investments	$89,663,618

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

December 31, 2013

Small Cap Value - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.7%

AEROSPACE AND DEFENSE — 1.8%
AAR Corp.	195,000	5,461,950
Aerovironment, Inc.(1)	155,000	4,515,150
American Science & Engineering, Inc.	285,000	20,494,350
KEYW Holding Corp. (The)(1)	765,000	10,281,600

		40,753,050

AIRLINES — 0.7%
JetBlue Airways Corp.(1)	600,000	5,130,000
Spirit Airlines, Inc.(1)	240,000	10,898,400

		16,028,400

AUTO COMPONENTS — 1.1%
Dana Holding Corp.	455,000	8,927,100
Superior Industries International, Inc.	365,000	7,529,950
Tower International, Inc.(1)	459,931	9,842,523

		26,299,573

BUILDING PRODUCTS — 0.5%
American Woodmark Corp.(1)	170,000	6,720,100
AO Smith Corp.	85,000	4,584,900
Quanex Building Products Corp.	60,000	1,195,200

		12,500,200

CAPITAL MARKETS — 1.6%
Evercore Partners, Inc., Class A	65,000	3,885,700
Manning & Napier, Inc.	410,000	7,236,500
PennantPark Investment Corp.	475,000	5,510,000
Solar Capital Ltd.	355,000	8,005,250
Stifel Financial Corp.(1)	155,000	7,427,600
Walter Investment Management Corp.(1)	130,000	4,596,800

		36,661,850

CHEMICALS — 2.9%
Hawkins, Inc.	185,616	6,903,059
Innophos Holdings, Inc.	375,000	18,225,000
Kraton Performance Polymers, Inc.(1)	95,000	2,189,750
Kronos Worldwide, Inc.	315,000	6,000,750
Minerals Technologies, Inc.	90,000	5,406,300
Sensient Technologies Corp.	90,000	4,366,800
Tronox Ltd. Class A	1,010,000	23,300,700

		66,392,359

COMMERCIAL BANKS — 14.2%
American National Bankshares, Inc.	295,000	7,743,750
Bank of the Ozarks, Inc.	250,000	14,147,500
BankUnited, Inc.	970,000	31,932,400
Boston Private Financial Holdings, Inc.	400,000	5,048,000
Cathay General Bancorp.	162,670	4,348,169
Commerce Bancshares, Inc.	199,500	8,959,545
CVB Financial Corp.	425,000	7,254,750

F.N.B. Corp.	400,000	5,048,000
First Horizon National Corp.	1,025,000	11,941,250
First Interstate Bancsystem, Inc.	410,000	11,631,700
First NBC Bank Holding Co.(1)	255,000	8,236,500
First Niagara Financial Group, Inc.	1,180,000	12,531,600
FirstMerit Corp.	490,000	10,892,700
Flushing Financial Corp.	280,000	5,796,000
Fulton Financial Corp.	585,000	7,651,800
Heritage Financial Corp.	370,000	6,330,700
Lakeland Financial Corp.	215,000	8,385,000
MB Financial, Inc.	255,000	8,182,950
National Bankshares, Inc.	225,000	8,300,250
OFG Bancorp	820,000	14,218,800
Pacific Continental Corp.	405,000	6,455,700
Park Sterling Corp.	1,150,000	8,211,000
Popular, Inc.(1)	260,000	7,469,800
PrivateBancorp, Inc.	509,965	14,753,288
Prosperity Bancshares, Inc.	115,000	7,289,850
Signature Bank(1)	100,000	10,742,000
Susquehanna Bancshares, Inc.	780,000	10,015,200
TCF Financial Corp.	350,000	5,687,500
Texas Capital Bancshares, Inc.(1)	375,000	23,325,000
Valley National Bancorp	885,000	8,956,200
ViewPoint Financial Group, Inc.	575,000	15,783,750
Washington Banking Co.	370,000	6,560,100

		323,830,752

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Multi-Color Corp.	720,000	27,172,800

COMMUNICATIONS EQUIPMENT — 1.7%
CommScope Holding Co., Inc.(1)	535,000	10,122,200
Polycom, Inc.(1)	1,155,000	12,970,650
Riverbed Technology, Inc.(1)	890,000	16,091,200

		39,184,050

COMPUTERS AND PERIPHERALS — 0.4%
Silicon Graphics International Corp.(1)	645,000	8,649,450

CONSTRUCTION AND ENGINEERING — 1.8%
EMCOR Group, Inc.	165,000	7,002,600
Granite Construction, Inc.	340,000	11,893,200
Great Lakes Dredge & Dock Corp.(1)	740,000	6,808,000
Northwest Pipe Co.(1)	213,158	8,048,846
URS Corp.	155,000	8,213,450

		41,966,096

CONSTRUCTION MATERIALS — 0.2%
Headwaters, Inc.(1)	480,000	4,699,200

CONTAINERS AND PACKAGING — 2.1%
Berry Plastics Group, Inc.(1)	1,230,000	29,261,700
Graphic Packaging Holding Co.(1)	1,950,000	18,720,000

		47,981,700

DIVERSIFIED CONSUMER SERVICES — 1.0%
Sotheby's	150,000	7,980,000

Steiner Leisure, Ltd.(1)	295,000	14,511,050

		22,491,050

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Compass Diversified Holdings	340,000	6,674,200
PHH Corp.(1)	400,000	9,740,000

		16,414,200

ELECTRIC UTILITIES — 1.4%
El Paso Electric Co.	460,000	16,150,600
Great Plains Energy, Inc.	230,000	5,575,200
IDACORP, Inc.	15,399	798,284
PNM Resources, Inc.	140,000	3,376,800
Portland General Electric Co.	225,056	6,796,691

		32,697,575

ELECTRICAL EQUIPMENT — 0.6%
GrafTech International Ltd.(1)	1,205,000	13,532,150

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.8%
CDW Corp.	650,000	15,184,000
FARO Technologies, Inc.(1)	115,000	6,704,500
FLIR Systems, Inc.	459,937	13,844,104
Ingram Micro, Inc. Class A(1)	450,000	10,557,000
Itron, Inc.(1)	180,000	7,457,400
TTM Technologies, Inc.(1)	1,070,000	9,180,600

		62,927,604

ENERGY EQUIPMENT AND SERVICES — 1.8%
Bristow Group, Inc.	90,000	6,755,400
Cal Dive International, Inc.(1)	1,145,083	2,301,617
Gulfmark Offshore, Inc. Class A	200,000	9,426,000
Hornbeck Offshore Services, Inc.(1)	140,000	6,892,200
McDermott International, Inc.(1)	845,000	7,740,200
Tetra Technologies, Inc.(1)	565,000	6,983,400

		40,098,817

FOOD AND STAPLES RETAILING — 1.2%
Rite Aid Corp.(1)	2,435,000	12,321,100
Village Super Market, Inc., Class A	225,000	6,977,250
Weis Markets, Inc.	170,000	8,935,200

		28,233,550

FOOD PRODUCTS — 0.5%
J&J Snack Foods Corp.	50,724	4,493,639
Snyders-Lance, Inc.	115,000	3,302,800
TreeHouse Foods, Inc.(1)	45,000	3,101,400

		10,897,839

GAS UTILITIES — 0.3%
Laclede Group, Inc. (The)	70,000	3,187,800
WGL Holdings, Inc.	90,000	3,605,400

		6,793,200

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Hill-Rom Holdings, Inc.	120,000	4,960,800

Integra LifeSciences Holdings Corp.(1)	85,000	4,055,350
Orthofix International NV(1)	355,000	8,101,100
Utah Medical Products, Inc.	160,000	9,145,600

		26,262,850

HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Air Methods Corp.(1)	165,000	9,624,450
AMN Healthcare Services, Inc.(1)	485,000	7,129,500
HealthSouth Corp.	140,000	4,664,800
National Healthcare Corp.	85,000	4,582,350
PharMerica Corp.(1)	230,000	4,945,000
WellCare Health Plans, Inc.(1)	80,000	5,633,600

		36,579,700

HOTELS, RESTAURANTS AND LEISURE — 2.9%
Bally Technologies, Inc.(1)	85,000	6,668,250
CEC Entertainment, Inc.	180,000	7,970,400
ClubCorp Holdings, Inc.	560,000	9,934,400
Del Frisco's Restaurant Group, Inc.(1)	420,000	9,899,400
Orient-Express Hotels Ltd. Class A(1)	715,000	10,803,650
Red Robin Gourmet Burgers, Inc.(1)	19,326	1,421,234
Scientific Games Corp. Class A(1)	690,000	11,681,700
Town Sports International Holdings, Inc.	470,000	6,937,200

		65,316,234

HOUSEHOLD DURABLES — 1.6%
Cavco Industries, Inc.(1)	220,612	15,156,044
CSS Industries, Inc.	50,000	1,434,000
Helen of Troy Ltd.(1)	95,000	4,703,450
Libbey, Inc.(1)	370,000	7,770,000
M.D.C. Holdings, Inc.	220,000	7,092,800

		36,156,294

HOUSEHOLD PRODUCTS — 0.7%
Central Garden and Pet Co.(1)	805,000	5,433,750
Spectrum Brands Holdings, Inc.	145,000	10,229,750

		15,663,500

INSURANCE — 4.7%
American Equity Investment Life Holding Co.	205,000	5,407,900
Argo Group International Holdings Ltd.	195,465	9,087,168
Aspen Insurance Holdings Ltd.	185,000	7,642,350
Baldwin & Lyons, Inc., Class B	410,000	11,201,200
CNO Financial Group, Inc.	670,000	11,852,300
Endurance Specialty Holdings Ltd.	195,000	11,440,650
Hanover Insurance Group, Inc. (The)	120,000	7,165,200
HCC Insurance Holdings, Inc.	195,000	8,997,300
Infinity Property & Casualty Corp.	115,000	8,251,250
Platinum Underwriters Holdings Ltd.	90,000	5,515,200
Primerica, Inc.	56,096	2,407,079
Symetra Financial Corp.	355,000	6,730,800
United Fire Group, Inc.	215,000	6,161,900
Validus Holdings Ltd.	130,000	5,237,700

		107,097,997

INTERNET AND CATALOG RETAIL — 0.6%
Orbitz Worldwide, Inc.(1)	794,051	5,701,286
Shutterfly, Inc.(1)	169,966	8,656,369

		14,357,655

IT SERVICES — 2.3%
DST Systems, Inc.	15,000	1,361,100
EVERTEC, Inc.	686,510	16,929,337
MoneyGram International, Inc.(1)	500,000	10,390,000
SYKES Enterprises, Inc.(1)	430,000	9,378,300
VeriFone Systems, Inc.(1)	535,000	14,348,700

		52,407,437

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	125,000	5,757,500

MACHINERY — 4.6%
Albany International Corp., Class A	165,000	5,928,450
Altra Industrial Motion Corp.	400,000	13,688,000
Barnes Group, Inc.	150,000	5,746,500
Briggs & Stratton Corp.	590,000	12,838,400
Dynamic Materials Corp.	475,000	10,326,500
FreightCar America, Inc.	130,000	3,460,600
Global Brass & Copper Holdings, Inc.	939,975	15,556,586
Hardinge, Inc.	432,657	6,260,547
Kadant, Inc.	165,877	6,721,336
Kennametal, Inc.	225,000	11,715,750
Mueller Water Products, Inc. Class A	515,000	4,825,550
Rexnord Corp.(1)	295,000	7,967,950

		105,036,169

MEDIA — 4.4%
AMC Entertainment Holdings, Inc. Class A(1)	112,680	2,315,574
Cumulus Media, Inc. Class A(1)	1,885,000	14,571,050
E.W. Scripps Co. (The), Class A(1)	160,000	3,475,200
Entercom Communications Corp., Class A(1)	1,675,000	17,604,250
Entravision Communications Corp., Class A(2)	4,264,771	25,972,455
John Wiley & Sons, Inc., Class A	155,000	8,556,000
Journal Communications, Inc., Class A(1)	900,000	8,379,000
LIN Media LLC(1)	325,000	9,330,750
Media General, Inc. Class A(1)	430,000	9,718,000

		99,922,279

METALS AND MINING — 2.6%
Allegheny Technologies, Inc.	305,000	10,867,150
AM Castle & Co.(1)	460,000	6,794,200
Century Aluminum Co.(1)	430,000	4,497,800
Compass Minerals International, Inc.	165,000	13,208,250
Haynes International, Inc.	210,000	11,600,400
Horsehead Holding Corp.(1)	835,000	13,535,350

		60,503,150

MULTI-UTILITIES — 0.6%
Avista Corp.	485,000	13,672,150

OIL, GAS AND CONSUMABLE FUELS — 3.6%
Alliance Resource Partners LP	45,000	3,465,000
Ardmore Shipping Corp.	640,000	9,958,400
Delek US Holdings, Inc.	235,000	8,086,350
Energy XXI Bermuda Ltd.	405,000	10,959,300
Hugoton Royalty Trust	460,000	3,450,000
Jones Energy, Inc.(1)	585,000	8,470,800
Pacific Coast Oil Trust	535,000	6,783,800
PBF Energy, Inc., Class A	155,000	4,876,300
Scorpio Tankers, Inc.	915,000	10,787,850
Vaalco Energy, Inc.(1)	715,000	4,926,350
Western Refining, Inc.	270,000	11,450,700

		83,214,850

PAPER AND FOREST PRODUCTS — 1.3%
Boise Cascade Co.(1)	300,000	8,844,000
Clearwater Paper Corp.(1)	180,040	9,452,100
KapStone Paper and Packaging Corp.(1)	80,000	4,468,800
Wausau Paper Corp.	619,945	7,860,903

		30,625,803

PHARMACEUTICALS — 0.1%
Impax Laboratories, Inc.(1)	92,558	2,326,908

PROFESSIONAL SERVICES — 1.2%
CDI Corp.	651,693	12,075,872
Kforce, Inc.	718,170	14,693,758

		26,769,630

REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.6%
American Campus Communities, Inc.	250,000	8,052,500
Apollo Commercial Real Estate Finance, Inc.	405,000	6,581,250
Armada Hoffler Properties, Inc.	490,000	4,547,200
Associated Estates Realty Corp.	500,000	8,025,000
Campus Crest Communities, Inc.	1,260,000	11,856,600
Capstead Mortgage Corp.	200,000	2,416,000
CBL & Associates Properties, Inc.	310,000	5,567,600
Chatham Lodging Trust	435,000	8,895,750
Chimera Investment Corp.	800,000	2,480,000
DiamondRock Hospitality Co.	1,225,000	14,148,750
EPR Properties	89,013	4,375,879
Excel Trust, Inc.	494,985	5,637,879
Highwoods Properties, Inc.	90,000	3,255,300
LaSalle Hotel Properties	390,000	12,035,400
Mack-Cali Realty Corp.	305,000	6,551,400
Medical Properties Trust, Inc.	355,000	4,338,100
MFA Financial, Inc.	865,000	6,106,900
New Residential Investment Corp.	550,000	3,674,000
Pennsylvania Real Estate Investment Trust	230,000	4,365,400
PennyMac Mortgage Investment Trust	195,000	4,477,200
RLJ Lodging Trust	170,000	4,134,400
Rouse Properties, Inc.	370,000	8,210,300
Summit Hotel Properties, Inc.	875,000	7,875,000
Sunstone Hotel Investors, Inc.	835,000	11,189,000
Urstadt Biddle Properties, Inc., Class A	485,000	8,948,250

Washington Real Estate Investment Trust	295,000	6,891,200

		174,636,258

ROAD AND RAIL — 1.4%
Celadon Group, Inc.	540,000	10,519,200
Heartland Express, Inc.	355,000	6,965,100
Marten Transport Ltd.	710,051	14,335,930

		31,820,230

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.4%
Cypress Semiconductor Corp.	865,000	9,082,500
Intersil Corp., Class A	560,000	6,423,200
Kulicke & Soffa Industries, Inc.(1)	470,000	6,251,000
MKS Instruments, Inc.	325,000	9,730,500
Nanometrics, Inc.(1)	560,000	10,668,000
Spansion, Inc., Class A(1)	850,000	11,806,500

		53,961,700

SOFTWARE — 2.7%
AVG Technologies NV(1)	285,000	4,904,850
BroadSoft, Inc.(1)	480,000	13,123,200
Compuware Corp.	1,415,000	15,862,150
Covisint Corp.(1)	205,000	2,572,750
Mentor Graphics Corp.	585,000	14,080,950
NetScout Systems, Inc.(1)	370,000	10,948,300

		61,492,200

SPECIALTY RETAIL — 3.7%
Aeropostale, Inc.(1)	505,000	4,590,450
American Eagle Outfitters, Inc.	315,000	4,536,000
Asbury Automotive Group, Inc.(1)	130,000	6,986,200
Chico's FAS, Inc.	415,000	7,818,600
Conn's, Inc.(1)	170,000	13,394,300
Destination Maternity Corp.	251,309	7,509,113
Group 1 Automotive, Inc.	85,000	6,036,700
MarineMax, Inc.(1)	645,000	10,371,600
Men's Wearhouse, Inc. (The)	105,000	5,363,400
Penske Automotive Group, Inc.	240,000	11,318,400
Stage Stores, Inc.	280,000	6,221,600

		84,146,363

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Culp, Inc.(2)	593,185	12,130,633
Movado Group, Inc.	255,000	11,222,550
Vera Bradley, Inc.(1)	410,000	9,856,400

		33,209,583

THRIFTS AND MORTGAGE FINANCE — 1.6%
Astoria Financial Corp.	410,000	5,670,300
Dime Community Bancshares, Inc.	430,000	7,275,600
MGIC Investment Corp.(1)	570,000	4,810,800
Oritani Financial Corp.	620,000	9,951,000
Provident Financial Services, Inc.	290,000	5,602,800

Radian Group, Inc.	190,000	2,682,800

		35,993,300

TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	60,000	2,945,400
Kaman Corp.	205,000	8,144,650

		11,090,050

TRANSPORTATION INFRASTRUCTURE — 0.4%
Aegean Marine Petroleum Network, Inc.	880,043	9,874,082

WATER UTILITIES — 0.2%
Artesian Resources Corp., Class A	239,543	5,497,512

TOTAL COMMON STOCKS (Cost $1,770,431,406)		2,209,596,849

EXCHANGE-TRADED FUNDS — 0.9%

iShares Russell 2000 Value Index Fund (Cost $19,541,215)	205,000	20,397,500

CONVERTIBLE PREFERRED STOCKS — 0.6%

HOUSEHOLD DURABLES — 0.4%
Beazer Homes USA, Inc., 7.50%, 7/15/15	255,000	9,544,650

TOBACCO — 0.2%
Universal Corp., 6.75%	4,058	4,997,427

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,165,443)		14,542,077

TEMPORARY CASH INVESTMENTS — 1.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $6,072,370), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $5,955,006)		5,955,006
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $7,290,333), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $7,146,007)		7,146,007
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $2,672,317), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $2,620,202)		2,620,202
SSgA U.S. Government Money Market Fund	20,954,398	20,954,398

TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,675,613)		36,675,613

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,837,813,677)		2,281,212,039

OTHER ASSETS AND LIABILITIES — 0.2%		5,169,164

TOTAL NET ASSETS — 100.0%		$2,286,381,203

Notes to Schedule of Investments
(1)	Non-income producing.
(2)

Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Common Stocks	2,209,596,849	—	—
Exchange-Traded Funds	20,397,500	—	—
Convertible Preferred Stocks	—	14,542,077	—
Temporary Cash Investments	20,954,398	15,721,215	—

Total Value of Investment Securities	2,250,948,747	30,263,292	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2013 follows:

	March 31, 2013					December 31, 2013
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
American Science & Engineering, Inc.(1)	325,000	$5,726,528	$8,851,329	$370,069	$546,935	285,000	(1)
Culp, Inc.	440,000	3,173,672	468,805	29,335	42,800	593,185	$12,130,633
Dynamic Materials Corp.(1)	495,000	2,698,044	3,507,932	497,923	66,400	475,000	(1)
Entravision Communications Corp., Class A	4,300,000	11,440,506	5,295,344	5,951,186	517,500	4,264,771	25,972,455
Utah Medical Products, Inc.(1)	165,000	725,148	793,134	279,810	119,625	160,000	(1)
Websense, Inc.(1)(2)	1,550,000	2,751,496	27,415,331	15,153,998	—	—	—
		$26,515,394	$46,331,875	$22,282,321	$1,293,260		$38,103,088

(1) Company was not an affiliate at December 31, 2013.

(2) Non-income producing.

4. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,865,668,618
Gross tax appreciation of investments	$446,629,824
Gross tax depreciation of investments	(31,086,403)
Net tax appreciation (depreciation) of investments	$415,543,421

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

December 31, 2013

Value - Schedule of Investments
DECEMBER 31, 2013 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%

AEROSPACE AND DEFENSE — 1.2%
Boeing Co. (The)	24,526	3,347,554
General Dynamics Corp.	167,937	16,046,380
Northrop Grumman Corp.	37,488	4,296,499
Rockwell Collins, Inc.	76,090	5,624,573
Textron, Inc.	316,480	11,633,805

		40,948,811

AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	96,582	10,148,837

AIRLINES — 0.6%
Japan Airlines Co. Ltd.	147,406	7,272,633
Southwest Airlines Co.	754,668	14,217,945

		21,490,578

AUTOMOBILES — 1.1%
General Motors Co.(1)	405,456	16,570,987
Honda Motor Co., Ltd.	298,400	12,306,854
Toyota Motor Corp.	137,900	8,391,555

		37,269,396

BEVERAGES — 0.5%
Dr Pepper Snapple Group, Inc.	372,798	18,162,719

CAPITAL MARKETS — 4.5%
Charles Schwab Corp. (The)	515,315	13,398,190
Franklin Resources, Inc.	62,865	3,629,196
Goldman Sachs Group, Inc. (The)	151,814	26,910,550
LPL Financial Holdings, Inc.	320,230	15,060,417
Northern Trust Corp.	1,273,504	78,817,163
State Street Corp.	181,170	13,296,066

		151,111,582

COMMERCIAL BANKS — 7.1%
Commerce Bancshares, Inc.	445,969	20,028,468
Cullen/Frost Bankers, Inc.	252,036	18,759,039
PNC Financial Services Group, Inc. (The)	673,913	52,282,171
U.S. Bancorp	1,189,372	48,050,629
Wells Fargo & Co.	2,119,438	96,222,485

		235,342,792

COMMERCIAL SERVICES AND SUPPLIES — 4.8%
ADT Corp. (The)	707,682	28,639,891
Republic Services, Inc.	2,237,233	74,276,136
Tyco International Ltd.	747,512	30,677,892
Waste Management, Inc.	566,701	25,427,874

		159,021,793

COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	2,450,909	55,022,907
F5 Networks, Inc.(1)	57,110	5,189,015

QUALCOMM, Inc.	168,230	12,491,077

		72,702,999

COMPUTERS AND PERIPHERALS — 3.6%
Apple, Inc.	80,910	45,399,410
Diebold, Inc.	218,195	7,202,617
EMC Corp.	963,805	24,239,696
Hewlett-Packard Co.	533,225	14,919,635
QLogic Corp.(1)	633,938	7,499,487
SanDisk Corp.	86,630	6,110,880
Western Digital Corp.	160,870	13,496,993

		118,868,718

CONTAINERS AND PACKAGING — 0.5%
Bemis Co., Inc.	225,598	9,240,494
Sonoco Products Co.	212,360	8,859,659

		18,100,153

DIVERSIFIED FINANCIAL SERVICES — 3.0%
Berkshire Hathaway, Inc., Class A(1)	199	35,402,100
JPMorgan Chase & Co.	1,089,401	63,708,171

		99,110,271

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	1,840,322	64,705,721
CenturyLink, Inc.	529,109	16,852,122

		81,557,843

ELECTRIC UTILITIES — 3.0%
Great Plains Energy, Inc.	1,234,446	29,922,971
Southern Co.	222,688	9,154,704
Westar Energy, Inc.	927,258	29,829,890
Xcel Energy, Inc.	1,120,245	31,299,645

		100,207,210

ENERGY EQUIPMENT AND SERVICES — 0.2%
Cameron International Corp.(1)	110,740	6,592,352

FOOD AND STAPLES RETAILING — 1.7%
CVS Caremark Corp.	149,019	10,665,290
Sysco Corp.	587,933	21,224,381
Wal-Mart Stores, Inc.	304,221	23,939,151

		55,828,822

FOOD PRODUCTS — 2.8%
ConAgra Foods, Inc.	264,170	8,902,529
General Mills, Inc.	180,990	9,033,211
Hillshire Brands Co.	504,361	16,865,832
Kellogg Co.	195,298	11,926,849
Mondelez International, Inc. Class A	956,296	33,757,249
Unilever CVA	306,140	12,329,359

		92,815,029

GAS UTILITIES — 0.4%
Laclede Group, Inc. (The)	262,400	11,949,696

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.8%
Becton Dickinson and Co.	117,523	12,985,116
Boston Scientific Corp.(1)	1,691,906	20,336,710
CareFusion Corp.(1)	1,149,926	45,790,053
Medtronic, Inc.	680,495	39,053,608
Stryker Corp.	313,360	23,545,871
Zimmer Holdings, Inc.	185,012	17,241,268

		158,952,626

HEALTH CARE PROVIDERS AND SERVICES — 2.3%
LifePoint Hospitals, Inc.(1)	440,078	23,253,722
Quest Diagnostics, Inc.	185,070	9,908,648
UnitedHealth Group, Inc.	427,135	32,163,265
WellPoint, Inc.	135,060	12,478,193

		77,803,828

HOTELS, RESTAURANTS AND LEISURE — 1.7%
Carnival Corp.	392,343	15,760,419
International Game Technology	839,420	15,243,867
International Speedway Corp., Class A	477,233	16,936,999
Speedway Motorsports, Inc.	440,753	8,748,947

		56,690,232

HOUSEHOLD PRODUCTS — 2.6%
Procter & Gamble Co. (The)	1,077,629	87,729,777

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	3,607,917	101,129,913
Koninklijke Philips Electronics NV	706,970	25,914,346

		127,044,259

INSURANCE — 4.1%
ACE Ltd.	218,031	22,572,749
Aflac, Inc.	207,210	13,841,628
Chubb Corp. (The)	158,624	15,327,837
HCC Insurance Holdings, Inc.	358,882	16,558,816
Marsh & McLennan Cos., Inc.	290,745	14,060,428
MetLife, Inc.	430,888	23,233,481
Reinsurance Group of America, Inc.	251,263	19,450,269
Travelers Cos., Inc. (The)	106,957	9,683,887
Unum Group	28,964	1,016,057

		135,745,152

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.	85,468	4,887,915

MACHINERY — 0.2%
Woodward, Inc.	123,010	5,610,486

MEDIA — 0.4%
Walt Disney Co. (The)	165,260	12,625,864

METALS AND MINING — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	340,908	12,865,868
Newmont Mining Corp.	263,805	6,075,429

		18,941,297

MULTI-UTILITIES — 1.2%
PG&E Corp.	953,530	38,408,188

MULTILINE RETAIL — 0.6%
Target Corp.	319,533	20,216,853

OIL, GAS AND CONSUMABLE FUELS — 17.9%
Apache Corp.	388,402	33,379,268
Chevron Corp.	802,487	100,238,651
Devon Energy Corp.	428,168	26,490,754
El Paso Pipeline Partners LP	273,430	9,843,480
Exxon Mobil Corp.	1,399,266	141,605,719
Imperial Oil Ltd.	1,680,416	74,414,468
Occidental Petroleum Corp.	633,973	60,290,832
Peabody Energy Corp.	493,477	9,637,606
Royal Dutch Shell plc, Class A	241,990	8,623,917
Southwestern Energy Co.(1)	744,495	29,280,988
Total SA	965,601	59,152,614
Ultra Petroleum Corp.(1)	978,314	21,180,498
Williams Partners LP	428,767	21,807,090

		595,945,885

PHARMACEUTICALS — 7.9%
Eli Lilly & Co.	202,617	10,333,467
Hospira, Inc.(1)	464,108	19,158,378
Johnson & Johnson	703,349	64,419,735
Mallinckrodt plc(1)	144,140	7,532,757
Merck & Co., Inc.	1,352,557	67,695,478
Pfizer, Inc.	2,996,843	91,793,301

		260,933,116

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Annaly Capital Management, Inc.	1,843,098	18,375,687
Capstead Mortgage Corp.	712,710	8,609,537
Corrections Corp. of America	667,509	21,407,013
Empire State Realty Trust, Inc.	953,729	14,592,054
Piedmont Office Realty Trust, Inc., Class A	1,325,265	21,893,378

		84,877,669

ROAD AND RAIL — 0.9%
Heartland Express, Inc.	815,016	15,990,614
Werner Enterprises, Inc.	576,188	14,249,129

		30,239,743

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Applied Materials, Inc.	1,526,734	27,007,924
Intel Corp.	2,026,237	52,601,113
Maxim Integrated Products, Inc.	389,460	10,869,829
Teradyne, Inc.(1)	740,220	13,042,676

		103,521,542

SOFTWARE — 0.9%
Microsoft Corp.	270,882	10,139,113
NICE Systems Ltd. ADR	253,569	10,386,186
Oracle Corp.	235,229	8,999,862

		29,525,161

SPECIALTY RETAIL — 1.4%
Bed Bath & Beyond, Inc.(1)	61,445	4,934,033
CST Brands, Inc.	353,530	12,981,622
Lowe's Cos., Inc.	580,704	28,773,883

		46,689,538

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	116,208	6,522,755

THRIFTS AND MORTGAGE FINANCE — 0.6%
People's United Financial, Inc.	1,223,770	18,503,402

TOTAL COMMON STOCKS (Cost $2,510,318,442)		3,252,644,889

TEMPORARY CASH INVESTMENTS — 2.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.625%, 12/31/14, valued at $11,151,161), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $10,935,637)		10,935,637
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $13,387,800), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $13,122,764)		13,122,764
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $4,907,382), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $4,811,680)		4,811,680
SSgA U.S. Government Money Market Fund	38,448,523	38,448,523

TOTAL TEMPORARY CASH INVESTMENTS (Cost $67,318,604)		67,318,604

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,577,637,046)		3,319,963,493

OTHER ASSETS AND LIABILITIES — 0.1%		3,125,272

TOTAL NET ASSETS — 100.0%		$3,323,088,765

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	54,630,169	CAD	58,516,286	JPMorgan Chase Bank N.A.	1/31/14	(418,903)
USD	75,034,958	EUR	54,935,450	UBS AG	1/31/14	(538,714)
USD	2,653,866	EUR	1,938,551	UBS AG	1/31/14	(12,962)
USD	19,783,865	JPY	2,066,919,270	Credit Suisse AG	1/31/14	154,644
USD	827,388	JPY	86,325,480	Credit Suisse AG	1/31/14	7,568
						(808,367)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
JPY	-	Japanese Yen

USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investment Securities
Domestic Common Stocks	3,033,852,957	—	—
Foreign Common Stocks	10,386,186	208,405,746	—
Temporary Cash Investments	38,448,523	28,870,081	—

Total Value of Investment Securities	3,082,687,666	237,275,827	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	(808,367)	—

3. Federal Tax Information

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,644,429,177
Gross tax appreciation of investments	$698,599,136
Gross tax depreciation of investments	(23,064,820)
Net tax appreciation (depreciation) of investments	$675,534,316

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2014